Receivables - Summary of Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (37,178)	$ (35,174)
Total	232,775	220,458
Services [Member] | Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	258,034	245,022
Services [Member] | Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	9,658	7,493
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	$ 2,261	$ 3,117